Income Tax	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income Tax

10.	Income tax
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2022, 2021 and 2020 is as follows (in thousands):

Current tax
	2022	2021	2020
Direct taxes - current	1,015	706	248
Direct taxes – prior year	(115)	491	—

Total current tax	900	1,197	248

Deferred tax
Current	(54,236)	(48,414)	(121,974)
Prior year	15,269	(477)	—

Total deferred tax	(38,967)	(48,891)	(121,974)

Total income tax benefit	(38,067)	(47,694)	(121,726)

The prior year deferred tax impact of $15.3 million mainly relates to foreign currency impact on losses denominated in Icelandic krona.
The factors affecting the tax benefit during the years ended 31 December 2022 and 2021 relate to the recognition of a deferred tax asset on accumulated tax losses,as management assessed that it was probable that the accumulated tax losses would be fully utilized in the coming years, as
further described below.
There were no accruals for tax contingencies during the years ended 31 December 2022, 2021, and 2020.
The effective tax rate for the year of 6.9% (2021: 32.0%, 2020: 41.7%) is lower than the applicable Luxembourgish statutory rate of corporation tax. The reconciling items between the statutory rate and the effective tax rate are as follows:

	2022	2021	2020
Tax rate	24.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	(2.4%)	(8.2%)	(4.9%)
Recognition of tax losses	—	—	27.9%
Permanent differences	(8.9%)	30.4%	—
Non-recognition of tax losses	(3.8%)	(15.0%)	(6.2%)
Other items	(2.9%)	(0.1%)	—

Effective tax rate	6.9%	32.0%	41.7%

The movement in net deferred taxes during the years ended 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Balance at 1 January	170,268	121,647
Deferred tax credited to profit or loss	38,919	48,621

Balance at 31 December	209,187	170,268

Deferred tax assets	209,496	170,418
Deferred tax liabilities	(309)	(150)

Where there is a right of offset of deferred tax balances within the same tax jurisdiction, IAS 12 requires these to be presented after such offset in the consolidated statements of financial position. The closing deferred tax balances included above are after offset; however, the disclosure of deferred tax assets by category below are presented before such offset.

The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Deferred tax assets attributable to temporary differences in respect of tax losses	205,290	158,330
Deferred tax assets attributable to other temporary differences	6,832	12,088
Deferred tax liabilities attributable to other temporary differences	(2,935)	(150)

Net deferred tax assets	209,187	170,268

A deferred tax liability of $2.9
 million and $
0.2
 million has been recognized in relation to the difference in measurement basis of customer relationships and other ordinary timing differences as of 31 December 2022 and 2021, respectively.
A deferred tax asset has been recognized in relation to ordinary timing differences arising from various provisions, reserves, employee benefits and tax losses carried forward in the group. The recognition of the deferred tax asset on the Icelandic tax losses, since 2020, is backed by the Group’s latest ten-year forecast whereby profit associated with product and milestone revenue is significant and provides considerable headroom over and above the level needed to support full recognition of such losses. A deferred tax asset of
$
209.5 million and $170.4
 million is recognized as of 31 December 2022 and 2021, respectively.
These tax losses expire as follows (in thousands):

2023-2025	35,751
2026-2028	210,224
Later	836,536

1,082,511